INITIAL PUBLIC OFFERING	12 Months Ended
Dec. 31, 2023
CIK 0001841024 L Catterton Asia Acquisition Corp
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

Pursuant to the IPO on March 15, 2021, the Company sold 25,000,000 Units at a price of $10.00 per Unit, generating gross proceeds of $250,000,000. Each Unit consists of one Class A ordinary share and one-third of one redeemable warrant. Each whole warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 7).